Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions
12.	Related Party Transactions

The Company had an advisory agreement with HCI Equity Management L.P. (“HCI”) that required the Company to pay transaction fees and an annual advisory fee of $0.1 million. On May 2, 2017, the Company and HCI entered into a Termination Agreement in which HCI waived the Company’s payment of any and all unpaid fees and expenses accrued under the advisory agreement through May 2, 2017.

The Investment Agreement with Elliott required the Company to pay Elliott a daily payment in an amount equal to $33,333.33 per calendar day from the closing date until the Refinancing Date (which is the date the Company entered into the ABL Facility). The Company paid $0.7 million and $2.7 million pursuant to this requirement for the three and nine months ended September 30, 2017, respectively.

The Company, as part of the $293.0 million redemption of its Series F Preferred Stock ($240.5 million) and a portion of its Series E Preferred Stock ($52.5 million), paid to Elliott $6.9 million in accrued dividends and $6.0 million in early redemption premiums in the third quarter of 2017.

The Company’s operating companies have contracts with certain purchased transportation providers that are considered related parties. The Company paid an aggregate of $5.8 million and $3.8 million to these purchased transportation providers during the three months ended September 30, 2018 and 2017, respectively. The Company paid an aggregate of $19.0 million and $9.5 million to these purchased transportation providers during the nine months ended September 30, 2018 and 2017, respectively.

The Company has a number of facility leases with related parties and paid an aggregate of $0.3 million and $0.8 million under these leases during the three months ended September 30, 2018 and 2017, respectively. The Company paid an aggregate of $1.0 million and $2.3 million under these leases during the nine months ended September 30, 2018 and 2017, respectively.

The Company owns 37.5% of Central Minnesota Logistics, Inc. (“CML”), which operates as one of the Company’s brokerage agents. The Company paid CML broker commissions of $0.8 million and $0.7 million during the three months ended September 30, 2018 and 2017. The Company paid CML broker commissions of $2.2 million and $1.9 million during the nine months ended September 30, 2018 and 2017, respectively.

The Company has a jet fuel purchase agreement with a related party and paid an aggregate of $0.4 million and $0.3 million under this agreement during the three months ended September 30, 2018 and 2017, respectively. The Company paid an aggregate of $1.6 million and $1.1 million under this agreement during the nine months ended September 30, 2018 and 2017, respectively.

The Company leases certain equipment through leasing companies owned by related parties and paid an aggregate of $1.2 million and $0.3 million during the three months ended September 30, 2018 and 2017, respectively. The Company paid an aggregate of $2.7 million and $0.9 million for these leases during the nine months ended September 30, 2018 and 2017, respectively.

14.	Related Party Transactions

The Company had an advisory agreement with HCI to pay transaction fees and an annual advisory fee of $0.1 million. The Company owed $0.1 million to HCI for advisory services and travel expenses for the year ended December 31, 2016 and paid an aggregate of $0.2 million to HCI for services performed in connection with the sixth amended and restated credit agreement, advisory fees, and travel expenses during the year ended December 31, 2016. On May 2, 2017, the Company and HCI entered into a Termination Agreement in which HCI waived the Company’s payment of any and all unpaid fees and expenses accrued under the advisory agreement through May 2, 2017.

The Investment Agreement with Elliott required the Company to pay Elliott a daily payment in an amount equal to $33,333.33 per calendar day from the closing date until the Refinancing Date. The Company paid $2.7 million under this agreement for the year ended December 31, 2017.

The Company, as part of the $293.0 million redemption of its Series F Preferred Stock ($240.5 million) and a portion of its Series E Preferred Stock ($52.5 million), paid to Elliott $6.0 million in early redemption premiums for the year ended December 31, 2017. The Company also paid to Elliott $15.2 million in dividends on its preferred stock.

One of the Company’s operating companies contracts with certain purchased transportation providers that are owned by employees of that operating company. The Company paid an aggregate of $13.6 million and $8.3 million to these carriers during the years ended December 31, 2017 and 2016, respectively.

The Company has a number of facility leases with related parties and paid an aggregate of $3.2 million and $3.7 million under these leases during the years ended December 31, 2017 and 2016, respectively.

The Company owns 37.5% of CML which operates as one of the Company’s brokerage agents. The Company paid CML broker commissions of $2.7 million and $2.2 million during the years ended December 31, 2017 and 2016, respectively.

The Company has a jet fuel purchase agreement with a related party and paid an aggregate of $1.8 million under this agreement during the year ended December 31, 2017.

During 2016, the Company entered into and completed a sale leaseback transaction to sell a combined office and warehouse facility to an entity controlled by a former owner and current manager of an operating company for a total sale price of $3.5 million.

The Company leases certain equipment through leasing companies owned by related parties and paid an aggregate of $1.5 million and $0.9 million during the years ended December 31, 2017 and 2016, respectively.